Share-based compensation - Summary of Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	16,004,890	8,695,348	9,041,288	12,153,772
Weighted average remaining contractual life (years)	3 years 3 months 18 days	2 years 8 months 12 days	2 years 10 months 24 days
1.65 to 45.00
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	2,289	3,533	195,207
Weighted average remaining contractual life (years)	1 year 1 month 6 days	1 year 9 months 18 days	3 months 18 days
45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	1,147,396	415,340	1,243,833
Weighted average remaining contractual life (years)	4 years 9 months 18 days	2 months 12 days	1 year 2 months 12 days
90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	4,036,371	1,659,359	2,234,257
Weighted average remaining contractual life (years)	3 years 3 months 18 days	1 year 9 months 18 days	2 years 8 months 12 days
135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	6,741,590	3,076,253	3,671,417
Weighted average remaining contractual life (years)	3 years 1 month 6 days	2 years 6 months	3 years 6 months
180.01 to 498.98
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	4,077,244	3,540,863	1,696,574
Weighted average remaining contractual life (years)	3 years	3 years 8 months 12 days	3 years 7 months 6 days
Bottom of Range | 1.65 to 45.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	$ 7.59
Bottom of Range | 45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	45.01
Bottom of Range | 90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	90.01
Bottom of Range | 135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	135.01
Bottom of Range | 180.01 to 498.98
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	180.01
Top of Range | 1.65 to 45.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	45.00
Top of Range | 45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	90.00
Top of Range | 90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	135.00
Top of Range | 135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	180.00
Top of Range | 180.01 to 498.98
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	$ 498.98